                                                    Registration No. 333-142456

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933    [_]
                        PRE-EFFECTIVE AMENDMENT NO.    [_]
                       POST-EFFECTIVE AMENDMENT NO. 7  [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
           (NAMES AND ADDRESSES OF AGENTS FOR SERVICE (212)554-1234)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

   It is proposed that this filing will become effective (check appropriate box):
       [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [_]On (date) pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a) (1) of Rule 485.
       [_]On       pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 7 ("PEA") to the Registration Statement No. 333-142456 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 66 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Supplement to the Prospectus. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 4, 2012 TO THE MAY 1, 2012 PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS FOR THE MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information dated May 1, 2012 as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

NEW VARIABLE INVESTMENT OPTIONS

On or about November 15, 2012, subject to regulatory approval, we anticipate making available thirteen new variable investment options. These options invest in corresponding portfolios of AXA Premier VIP Trust and/or EQ Advisors Trust (together the "Trusts"). The AXA Equitable Funds Management Group, LLC serves as the investment manager of the Trusts.

1. THE NAMES OF THE VARIABLE INVESTMENT OPTIONS ARE ADDED TO THE COVER PAGE OF YOUR PROSPECTUS AS FOLLOWS:

-----------------------------------------------------------------
 INVESTMENT OPTIONS
-----------------------------------------------------------------
 ASSET ALLOCATION
-----------------------------------------------------------------
All Asset Aggressive-Alt 25    All Asset Moderate Growth-Alt 15
All Asset Growth-Alt 20
-----------------------------------------------------------------
 INTERNATIONAL/GLOBAL STOCKS
-----------------------------------------------------------------
EQ/MFS International Growth
-----------------------------------------------------------------
 BONDS
-----------------------------------------------------------------
Multimanager Core Bond
-----------------------------------------------------------------
 LARGE CAP GROWTH
-----------------------------------------------------------------
EQ/Large Cap Growth Index      EQ/Wells Fargo Omega Growth
EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------
 LARGE CAP VALUE
-----------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------
 MID CAP BLEND
-----------------------------------------------------------------
EQ/ Mid Cap Index
-----------------------------------------------------------------
 MID CAP GROWTH
-----------------------------------------------------------------
EQ/Morgan Stanley Mid Cap Growth
-----------------------------------------------------------------
 SMALL CAP GROWTH
-----------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
 SPECIALTY
-----------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------

2. FEE TABLE CHANGES

   Footnote (3) to the "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" is restated as follows:

   (3)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio and Target 2045 Allocation Portfolio.

3. THE FOLLOWING INFORMATION IS ADDED UNDER "PORTFOLIOS OF THE INVESTMENT TRUSTS" IN "INVESTMENT OPTIONS" IN THE PROSPECTUS. THE PROSPECTUSES FOR THE INVESTMENT TRUSTS CONTAIN OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF INVESTMENT TRUST PROSPECTUSES, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-526-2701.

                                                                         392032

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE          B        Seeks a balance of high current income        BlackRock Financial Management,
  BOND                              and capital appreciation, consistent with        Inc.
                                    a prudent level of risk.                      Pacific Investment Management
                                                                                     Company LLC
                                                                                  SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET                  IB       Seeks long-term capital appreciation and      AXA Equitable Funds Management
  AGGRESSIVE - ALT                  current income, with a greater emphasis          Group, LLC
  25                                on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -         IB       Seeks long-term capital appreciation and      AXA Equitable Funds Management
  ALT 20                            current income.                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET                  IB       Seeks long-term capital appreciation and      AXA Equitable Funds Management
  MODERATE GROWTH -                 current income, with a greater emphasis          Group, LLC
  ALT 15                            on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
                           IB       Seeks to achieve long-term growth of          AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN              capital.
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         IB       Seeks a combination of growth and             Boston Advisors, LLC
  EQUITY INCOME                     income to achieve an above-average and
                                    consistent total return.
-----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS           IB       Seeks to achieve capital appreciation.        GAMCO Asset Management, Inc.
  AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH        IB       Seeks to achieve a total return before        AllianceBernstein L.P.
  INDEX                             expenses that approximates the total
                                    return performance of the Russell 1000
                                    Growth Index, including reinvestment of
                                    dividends at a risk level consistent with
                                    that of the Russell 1000 Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS                     IB       Seeks to achieve capital appreciation.        Massachusetts Financial Services
  INTERNATIONAL                                                                      Company d/b/a MFS Investment
  GROWTH                                                                             Management
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           IB       Seeks to achieve a total return before        SSgA Funds Management, Inc.
                           IB       expenses that approximates the total
                                    return performance of the S&P Mid Cap
                                    400 Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY          IB       Seeks to achieve capital growth               Morgan Stanley Investment
  MID CAP GROWTH                                                                     Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE           IB       Seeks to achieve long-term capital            T. Rowe Price Associates, Inc.
  GROWTH STOCK                      appreciation and secondarily, income.
-----------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO             IB       Seeks to achieve long-term capital            Wells Capital Management, Inc.
  OMEGA GROWTH                      growth.
-----------------------------------------------------------------------------------------------------------------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                (212) 554-1234

SUPP 2

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial Statements included in Part B for both the Member Retirement Program contract and Retirement Investment Account contract, respectively:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account Nos. 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 are included in each of the above contract's Statement of Additional Information, respectively.

         (b)    Exhibits.

         The following exhibits correspond to those required by paragraph(b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

         2.     Not Applicable.

         3      (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2,2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10,2004.

                (a)(ii)Amendment No. 2, dated July 9,2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-7217) on Form N-1A filed on October 15,2004.

               (a)(iii)Amendment No. 3, dated October 1,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1,2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5,2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29,2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 20ll, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25,2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1,2006.

               (b)(iii)Amendment No. 3, dated as of May 25,2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5,2008.

                (c) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File
                       No. 33-76030), filed on April 24, 1995.

                (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC, and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File No. 33-58950), filed on April 19, 2001.

                (e) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000. Incorporated by reference to Exhibit No. 3(e) to Registration Statement (File No. 33-58950) filed on April 19, 2001.

                (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. (File No. 2-30070) on April 19, 2004.

                (f)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (f)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

               (f)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (f)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (f)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (f)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (f)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed April 20, 2009.

              (f)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 20, 2009.

                (f)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (g) Sales Agreement dated as of January 1, 1994 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

         4.     (a)(1) Group Annuity Contract AC 5000-83T (No. 15,740) between
                       Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to
                       Exhibit 6(a)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983 filed on April 14, 1986.

                (a)(2) Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract
                       AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(a)2 to Post-Effective Amendment No. 4 to Registration No. 2-91983 filed on April 28, 1988.

                (a)(3) Form of Rider 8 to Group Annuity Contract AC 5000-83T
                       (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(a)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

                (a)(4) Form of Rider 9 to Group Annuity Contract AC 5000-83T
                       between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(a)4 to Registration Statement
                       No. 33-76030, filed on March 3, 1994.

                (b)(1) Group Annuity Contract AC 5000-83E (No. 15,739) between
                       Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated herein by reference to Exhibit 6(b)1 to Post-Effective Amendment No. 2 to Registration
                       No. 2-91983, filed on April 14, 1986.

                (b)(2) Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract
                       AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(b)2 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (b)(3) Form of Rider 8 to Group Annuity Contract AC 5000-83E
                       (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(b)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

                (b)(4) Form of Rider 9 to Group Annuity Contract AC 5000-83E
                       between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(b)4 to Registration Statement No. 33-76030, filed on March 3, 1994.

                (c)(1) Retirement Investment Account Master Retirement Trust
                       effective as of January 1, 1979, incorporated herein by reference to Exhibit 6(c)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (c)(2) Amendment to the Retirement Investment Account Master
                       Retirement Trust effective July 1, 1984, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 2 to Registration No. 2-9983, filed on April 14, 1986.

                (c)(3) Revised Retirement Investment Account Master Retirement
                       Trust effective as of March 1, 1990, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 6 to Registration No. 2-91983, filed on April 27, 1990.

                (c)(4) Form of Restated Retirement Investment Account Master
                       Retirement Trust as submitted to the Internal Revenue Service, incorporated herein by reference to Exhibit 6(c)4 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

         4.     (d)(1) Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                       effective August 30, 1984, among the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                (d)(2) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity
                       Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                (d)(3) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity
                       Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                (d)(4) Form of Rider No. 3 to Group Annuity Contract AC 6059
                       between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration
                       No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (d)(5) Form of Rider No. 4 to Group Annuity Contract AC 6059
                       between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

                (d)(6) Form of Rider No. 5 to Group Annuity Contract No. AC
                       6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

         5.     (a)    Exhibit 7(k) (Form of Participation Agreement for the
                       standardized Profit-Sharing Plan under the Association
                       Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to
                       Registration Statement on Form S-1 of Registrant, filed
                       April l6, 1986.

                (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

                (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

                (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

                (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (s) Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

                (t) Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

                (u) Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593) on April 24,
                       2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Not applicable.

         8.     (a)    Retirement Investment Account Enrollment Forms -
                       Including Participation and Enrollment Agreements, incorporated herein by reference to Exhibit 7(a) to Post-Effective Amendment No. 2 to Registration No.
                       2-91983, filed on April 14, 1986.

                (b)(1) Supplementary Agreement to Master Retirement Trust
                       Participation Agreement, incorporated herein by reference to Exhibit 7(b)(1) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

                (b)(2) Supplementary Agreement B to Master Retirement Trust
                       Participation Agreement (RIA Loans), incorporated herein by reference to Exhibit 7(b)(2) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 28, 1988.

                (b)(3) Form of Supplementary Agreement A to Master Retirement
                       Trust Participation Agreement (RIA Partial Funding), as amended, incorporated herein by reference to Exhibit 7(b)(3) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 30, 1991.

                (b)(4) Form of Supplementary Agreement to Master Retirement
                       Trust Participation Agreement (The Bond Account), incorporated herein by reference to Exhibit 7(b)(4) to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on April 14, 1986.

                (c) Basic Installation Information Form, dated May, 1989, incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 9 to Registration Statement No. 2-91983, filed on April 24, 1992.

                (d) RIA Installation Agreement, dated May, 1989, incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

                (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 33-17217 and 811-07953), filed on January 15, 2004.

                (f) Exhibit 11(e)(2) (Form of Association Members Retirement Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (g) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (h) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

                (i) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration
                       No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                (j) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (k) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                (l) Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement on Form N-3 covering Separate Account 4, filed on
                       April 26, 2004.

          9. Opinion of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney filed herewith.

         11.           Not applicable.

         12.           Not applicable.

         13.           Not applicable.

 Item 25.  Directors and Officers of AXA Equitable

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries                       Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                    Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                          Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                           Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                     Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                          Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                       Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                           Director
7129 Fairway Vista Drive
Charlotte, NC 28226

Lorie A. Slutsky                        Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                           Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan         Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson              Director, Chairman of the Board and
                           Chief Executive Officer

*Andrew J. McMahon         Director and President

OTHER OFFICERS

*Anders B. Malmstrom       Senior Executive Vice President
                           and Chief Financial Officer

*Andrea M. Nitzan          Executive Vice President
                           (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge  Executive Vice President,
                           Chief Investment Officer and
                           Treasurer

*Michael B. Healy          Executive Vice President
                           and Chief Information Officer

*Salvatore Piazzolla       Senior Executive Vice President

*Mary Fernald              Senior Vice President and Chief
                           Underwriting Officer

*David Kam                 Senior Vice President and Actuary

*Kevin E. Murray           Executive Vice President

*Anne M. Katcher           Senior Vice President and Senior Actuary

*Anthony F. Recine         Senior Vice President, Chief Compliance
                           Officer and Deputy General Counsel

*Karen Field Hazin         Vice President, Secretary and Associate
                           General Counsel

*Dave S. Hattem            Senior Vice President and General Counsel

*Michel Perrin             Senior Vice President and Actuary

*Naomi J. Weinstein        Vice President

*Charles A. Marino         Executive Vice President and Chief
                           Actuary

*Nicholas B. Lane          Senior Executive Vice President and
                           President, Retirement Savings

*David W. O'Leary          Executive Vice President

*Robert O. Wright, Jr.     Executive Vice President

*Amy J. Radin              Senior Executive Vice President and
                           Chief Marketing Officer

Item 26. Persons Controlled by or under Common Control with AXA Equitable or Registrant

         Separate Account Nos. 3, 4, 10 and 66 of AXA Equitable Life Insurance Company (the "Separate Account") are each separate accounts of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the outstanding common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA). AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 27. Number of Contractowners

                 As of July 31, 2012, there were 433 participants of Retirement Investment Account Contracts and 4,403 participants in the Members Retirement Program offered by the registrant, all of which are qualified contracts.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

                Presently, there is no Principal Underwriter of the Members Retirement Program contracts. AXA Equitable provides marketing and sales services for distribution of the Members Retirement Program contracts. For the Members Retirement Program Contracts, no commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services, based upon first year plan contributions and number of plans sold.

         (c)    Undertaking

                       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America is the principal underwriter for AXA Equitable's Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account 70, Separate Account I, Separate Account FP, and AXA Premier VIP Trust and EQ Advisors Trust; and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S and Keynote Series Account. AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

Presently, there is no Principal Underwriter of the Members Retirement Program contracts.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 -------------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   President and Director

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director, Chairman of the Board and
                                   Chief Sales Officer

*Frank Massa                       Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President and Acting Broker-Dealer
                                   Chief Compliance Officer

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investment Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at: 135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas, New York, New York 10104; and 500 Plaza Drive, Secaucus, New Jersey 07094.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

         (d) AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contract.

                                  SIGNATURES

       As required by the Securities Act of 1933, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of August, 2012.

                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By: AXA Equitable Life Insurance Company

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 31st day of August, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson               Danny L. Hale        Ramon de Oliveira
Henri de Castries          Anthony J. Hamilton  Bertram Scott
Denis Duverne              Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh       Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                  Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 31, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                          TAG VALUE
-----------                                          ---------

  9           Opinion and Consent of Counsel         EX-99.9

  10(a)       Consent of PricewaterhouseCoopers LLP  EX-99.10a

  10(b)       Powers of Attorney                     EX-99.10b